Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	ACCRUED EXPENSES AND OTHER LIABILITIES
	June 30,	December 31,
(in thousands)	2024	2023

Vacation, convalescence and bonus accruals	$291	$341
Employees and payroll related	314	422
Short term operating lease liabilities	336	346
Accrued expenses and other	1,597	2,892
	$2,538	$4,001